Business Combination - Summary of the Elements of the Business Combination to the Condensed Statements (Parenthetical) (Detail) $ in Thousands		12 Months Ended
	Jul. 16, 2021 shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 shares
Business Combination, Separately Recognized Transactions [Line Items]
Busines combination trasaction costs expensed		$ 19,042
Common Stock, Shares, Outstanding | shares		247,758,412	166,125,000
Legacy Hyzon [Member] | Common Class A [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Common Stock, Shares, Outstanding | shares	97,897,396
Exchange Ratio	1.772
Liability Classified Earnout Shares [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Busines combination trasaction costs expensed		$ 6,400
DCRB trust [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Redemption of liabilities		13,500
PIPE Financing [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Business combination transaction costs		$ 14,200